Business Combination - Acquisition of Ad Network Assets of Travora Media: Schedule of Intangible Assets Acquired as Part of Business Combination (Tables)	3 Months Ended
Mar. 31, 2013
Tables/Schedules
Schedule of Intangible Assets Acquired as Part of Business Combination
	Fair Value at 2/6/2013	Amortization Period
Trademark Portfolio	$ 856,890	Indefinite
Publisher Relationships	3,573,596	15 years
Goodwill	991,936	N/A
Total Intangible	$5,422,422